PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PREMISES AND EQUIPMENT [Abstract]
Premises and equipment

A summary of premises and equipment at December 31, is as follows:

(In thousands)	2013	2012
Land	$1,794	$1,544
Buildings	9,711	10,056
Furniture, fixtures and equipment	9,827	9,051
Construction in progress	1,718	186
	23,050	20,837
Less: Accumulated depreciation	11,406	10,729
	$11,644	$10,108